Offsets	Apr. 16, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Industrial Logistics Properties Trust
Form or Filing Type	S-3
File Number	333-264448
Initial Filing Date	Feb. 14, 2023
Fee Offset Claimed	$ 55,100.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 500,000,000.00
Termination / Withdrawal Statement	The Registrant hereby offsets the total registration fee of $229,650 due under this registration statement by $55,100, which represents the portion of the registration fee previously paid with respect to $500,000,000 of unsold securities previously registered under Post-Effective Amendment No.1 to the Registration Statement on Form S-3 (File No. 333-264448) filed by the registrant on February 14, 2023, and further amended by Post-Effective Amendment No. 2 thereto filed on February 15, 2023, and declared effective on March 30, 2023, or the Prior Registration Statement. The offering of the unsold securities registered under the Prior Registration Statement has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Industrial Logistics Properties Trust
Form or Filing Type	S-3
File Number	333-264448
Filing Date	Feb. 14, 2023
Fee Paid with Fee Offset Source	$ 55,100.00